LIQUIDITY AND CAPITAL RESOURCES	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND CAPITAL RESOURCES

NOTE – 3 LIQUIDITY AND CAPITAL RESOURCES

During the six months ended September 30, 2023, the Company incurred the operating loss of HKD1,756,610. As of September 30, 2023, the Company maintained the cash balance of HKD143,788 (USD18,434) and used HKD60,542 (USD7,761) of net cash outflows from operating activities for the six months ended September 30, 2023.

The Company believes that it will be able to continue to grow the Company’s revenue base and control expenditures. In parallel, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed in order to finance the Company’s business development activities, general and administrative expenses and growth strategy. These alternatives include external borrowings, raising funds through public equity or debt markets. However, there is no assurance that the Company will be able to obtain additional funding through the listing of additional equity securities or, that such funding, if available, will be obtained on terms favorable to or affordable by the Company.

It is the belief of management and significant stockholders that they will provide sufficient working capital necessary to support and preserve the integrity of the corporate entity. However, there is no legal obligation for either management or significant stockholders to provide additional future funding. Further, the Company is at the mercy of future economic trends and business operations for the Company’s majority stockholder to have the resources available to support the Company. In order to meet its long-term operating requirements beyond the next 12 months, the Company will need, among other things, additional capital resources. Until the Company can generate significant cash from operations, including new revenues, management’s plans to obtain such resources for the Company include proceeds from offerings of the Company’s equity securities or debt which was consummated on January 11, 2024.

If necessary, the Company can reduce spending to a sustainable level, which may include delaying, scaling back or eliminating some or all of our ongoing and planned investments in corporate infrastructure, business development initiatives, and sales and marketing activities, among other investments.

NOTE – 3 LIQUIDITY AND CAPITAL RESOURCES

During the years ended March 31, 2022 and 2023, the Company incurred the loss from operation of HKD1,821,438 and HKD1,354,586 (approximately USD173,665), respectively. As of March 31, 2023, the Company improved its liquidity position with the cash balance of HKD530,206 (approximately USD67,975) and generated HKD103,611 (approximately USD13,283) of net cash inflows for the year ended March 31, 2023.

The Company believes that it will be able to continue to grow the Company’s revenue base and control expenditures. In parallel, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed in order to finance the Company’s business development activities, general and administrative expenses and growth strategy. These alternatives include external borrowings, raising funds through public equity or debt markets. Although there is no assurance that the Company will be able to obtain additional funding through the listing of additional equity securities or, that such funding, if available, will be obtained on terms favorable to or affordable by the Company.

It is the belief of management and significant stockholders that they will provide sufficient working capital necessary to support and preserve the integrity of the corporate entity. However, there is no legal obligation for either management or significant stockholders to provide additional future funding. Further, the Company is at the mercy of future economic trends and business operations for the Company’s majority stockholder to have the resources available to support the Company. In order to meet its long-term operating requirements beyond the next 12 months, the Company will need, among other things, additional capital resources. Until the Company can generate significant cash from operations, including new revenues, management’s plans to obtain such resources for the Company include proceeds from offerings of the Company’s equity securities or debt. The Company cannot provide any assurances that such additional funds will be available on reasonable terms, or at all.

If necessary, the Company can reduce spending to a sustainable level, which may include delaying, scaling back or eliminating some or all of our ongoing and planned investments in corporate infrastructure, business development initiatives, and sales and marketing activities, among other investments.